Additional Disclosures on Financial Instruments - Financial instruments, changes in Fair Value of level 3 instruments (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Assets at beginning of period	€ 184,946	€ 77,853	€ 77,853
Assets at end of period	112,556		184,946	€ 77,853
Level 3 | Convertible loans - embedded derivative
Financial assets
Assets at beginning of period	14,948
Additions	311	274
Settlements, fair value measurement, assets	8,597
Measurement changes	6,335	(55)
Assets at end of period	327	€ 219	14,948
Financial liabilities
Liabilities at beginning of period	14,948
Initial recognition			274	516
Changes from fair value remeasurement			15,222	€ (516)
Liabilities at end of period			14,948
Level 3 | Promissory notes
Financial assets
Assets at beginning of period	676
Additions	1,051		622
Measurement changes	485		58
Foreign exchange effects			(4)
Assets at end of period	€ 2,212		€ 676